FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
EBP, Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS
3.    FAIR VALUE MEASUREMENTS

A fair value hierarchy (Level 1, Level 2, or Level 3) is used to categorize fair value amounts based on the quality of inputs used to measure fair value. Accordingly, fair values determined by Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. The Plan uses appropriate valuation techniques based on the available inputs to measure the fair values of its applicable assets and liabilities. When available, the Plan measures fair value using Level 1 inputs because they generally provide the most reliable evidence of fair value.

The valuation methods used to measure the Plan’s financial instruments at fair value are as follows:

•Mutual funds and common stock are measured at fair value using a market approach based on quoted prices from national securities exchanges and are categorized in Level 1 of the fair value hierarchy.

•The money market security represents interest-bearing cash and is therefore categorized in Level 1 of the fair value hierarchy.

•The common/collective trust invests solely in a master trust, which primarily holds investments in fully benefit-responsive investment contracts, and is valued at the net asset value of units of the common/collective trust as determined by the issuer of the trust based on the fair values of the underlying net assets divided by the number of units outstanding. The net asset value per unit is a quoted price in a market that is not active; therefore, these investments are classified within Level 2 of the fair value hierarchy.

The following tables present the Plan’s investments at fair value as of December 31, 2025 and 2024 by level of the fair value hierarchy. No investments were categorized in Level 3 of the hierarchy as of December 31, 2025 and 2024.

	2025
	Level 1	Level 2	Total
Mutual funds	$296,831,730	$—	$296,831,730
Common/collective trust	—	30,437,480	30,437,480
Valero common stock	26,577,045	—	26,577,045
Money market security	185,430	—	185,430
Investments at fair value	$323,594,205	$30,437,480	$354,031,685

	2024
	Level 1	Level 2	Total
Mutual funds	$263,534,351	$—	$263,534,351
Common/collective trust	—	33,079,024	33,079,024
Valero common stock	21,730,956	—	21,730,956
Money market security	108,690	—	108,690
Investments at fair value	$285,373,997	$33,079,024	$318,453,021

The Plan’s investment in shares of Valero common stock represented 7.5 percent and 6.8 percent of total investments at fair value as of December 31, 2025 and 2024, respectively. For the years ended December 31, 2025 and 2024, dividend income included $781,609 and $755,683, respectively, of dividends paid on Valero common stock. The closing price for Valero common stock was $162.79 and $122.59 on December 31, 2025 and 2024, respectively.